Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Condensed Balance Sheet	Transactions between the VIEs and their subsidiaries are eliminated in the balances presented
below:

	As of December 31,
	2020	2021
	RMB	RMB
ASSETS
Current assets
Cash and cash equivalents	755,941	731,189
Restricted cash	253,557	667,664
Short-term investments	274,390	351,451
Accounts receivable	536,644	635,235
Current contract assets	824,544	563,611
Other current assets	620,710	316,489

Total current assets	3,265,786	3,265,639

Non-current assets
Non-current contract assets	24,006	29,889
Intangible assets, net	49,406	53,202
Deferred tax assets	—	11,840
Other non-current assets	33,828	57,154

Total non-current assets	107,240	152,085

Total assets	3,373,026	3,417,724

LIABILITIES
Current liabilities
Insurance premium payables	607,326	685,028
Deferred revenue	22,017	803
Accrued expenses and other current liabilities	447,211	413,438
Current lease liabilities	10,594	16,452

Total current liabilities	1,087,148	1,115,721

Total non-current liabilities	233,501	26,047

Total liabilities	1,320,649	1,141,768

Schedule Of Condensed Income Statement And Cash Flow Statement

	Year Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Operating revenue, net	1,510,965	3,013,546	3,193,807
Net income/(loss)	20,477	233,434	(505,603)
Net cash used in operating activities	(381,917)	(301,869)	(240,527)
Net cash provided by/(used in) investing activities	75,528	(277,521)	(99,240)
Net cash used in financing activities	(19,190)	—	—

Schedule Of Estimated Useful Life And Residual Value	The table below sets forth the estimated useful life and residual value:

Category	Estimated useful life	Residual value
Office furniture and equipment	5 years	5%
Computer and electronic equipment	3 years	5%
Leasehold improvements	shorter of remaining lease period and estimated useful life	Nil
Software	10 years	Nil

Summary Of Disaggregation Of Revenue
The following table provides further disaggregation by types and timing of revenues recognized:

	Year Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Operating revenue
Insurance brokerage income
Short-term insurance brokerage income	1,134,984	2,045,191	2,037,677
Long-term insurance brokerage income	173,192	650,129	789,790

Subtotal	1,308,176	2,695,320	2,827,467

Management fee income	142,683	109,828	2,745
Technical service income	51,705	194,130	243,542
Other revenues	8,401	28,670	132,160

Total	1,510,965	3,027,948	3,205,914

Summary Of Contract Assets
Contract assets as of December 31, 2020 and 2021 are as follows. The contract asset balance as of December 31, 2020 and 2021 includes immaterial adjustment to the estimate of the transaction price for performance obligation satisfied during the years ended December 31, 2019 and 2020.

	December 31, 2020	December 31, 2021
	RMB	RMB
Contract assets	848,550	593,500
Less: Allowance for uncollectible accounts	—	—

Total	848,550	593,500

Schedule Of Customer Operating Revenue
Details of the customers accounting for 10%
or more of operating revenue, net are as follows:

	Year Ended December 31,
	2019		2020		2021
	RMB	%	RMB	%	RMB	%
Customer A	667,376	44.17%	602,985	19.91%	240,650	7.51%
Customer B	331,533	21.94%	753,456	24.88%	457,995	14.29%
Customer C	52,754	3.49%	335,514	11.08%	367,434	11.46%

	1,051,663	69.60%	1,691,955	55.87%	1,066,079	33.26%

Summary Of Customer Accounts Receivable And Contract Assets
Details of the customers which accounted for 10% or more of accounts receivable and contract assets are as follows:

	As of December 31,
	2020		2021
	RMB	%	RMB	%
Customer A	258,060	18.59%	134,292	10.85%
Customer B	411,637	29.65%	190,284	15.38%
Customer C	118,887	8.56%	109,676	8.86%

	788,584	56.80%	434,252	35.09%